Unaudited Condensed Consolidated Statements of Financial Position - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 6,996	$ 3,271
Marketable securities	2,505	4,263
Trade and other receivables	3,385	3,566
Inventories	8,233	6,710
Recoverable income taxes	635	411
Other recoverable taxes	1,207	1,555
Others	1,414	1,550
Current assets other than assets classified as held for sale	24,375	21,326
Assets classified as held for sale	521	510
Current assets	24,896	21,836
Trade and other receivables	859	1,256
Marketable securities	51	582
Judicial deposits	14,299	11,748
Deferred income taxes	1,005	922
Other recoverable taxes	4,382	3,601
Others	2,967	2,501
Long-term receivables	23,563	20,610
Investments	778	659
Property, plant and equipment - PP&E	163,627	136,285
Intangible assets	2,432	2,255
Non-current assets	190,400	159,809
Total assets	215,296	181,645
Liabilities
Trade payables	6,299	6,082
Finance debt	2,475	2,566
Lease liability	9,270	8,542
Income taxes payable	656	1,400
Other taxes payable	3,553	3,284
Dividends payable	2,028	2,657
Provision for decommissioning costs	2,514	1,696
Employee benefits	2,739	2,315
Others	2,577	2,205
Current liabilities other than Liabilities on assets classified as held for sale	32,111	30,747
Liabilities related to assets classified as held for sale	722	713
Current liabilities	32,833	31,460
Finance debt	23,316	20,596
Lease liability	33,003	28,607
Income taxes payable	591	530
Deferred income taxes	7,602	1,470
Employee benefits	12,449	10,672
Provisions for legal proceedings	2,890	2,833
Provision for decommissioning costs	27,222	24,507
Others	1,762	1,620
Non-current liabilities	108,835	90,835
Current and non-current liabilities	141,668	122,295
Share capital (net of share issuance costs)	107,101	107,101
Capital reserve and capital transactions	1,145	29
Profit reserves	58,853	61,446
Retained earnings	8,694
Accumulated other comprehensive deficit	(102,635)	(109,470)
Attributable to the shareholders of Petrobras	73,158	59,106
Non-controlling interests	470	244
Equity	73,628	59,350
Total liabilities and equity	$ 215,296	$ 181,645